UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA ULTRA SHORT-TERM BOND FUND
SEPTEMBER 30, 2012

                                                                      (Form N-Q)

94426-1112                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA ULTRA SHORT-TERM BOND FUND
September 30, 2012 (unaudited)

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (47.1%)

            CONSUMER DISCRETIONARY (3.1%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.9%)
$   2,000   Nissan Motor Acceptance Corp. (a)                3.25%        1/30/2013       $  2,014
    1,375   Nissan Motor Acceptance Corp. (a)                4.50         1/30/2015          1,476
                                                                                          --------
                                                                                             3,490
                                                                                          --------
            CABLE & SATELLITE (0.7%)
    2,586   CSC Holdings, Inc. (c)                           1.97         3/29/2016          2,592
                                                                                          --------
            CASINOS & GAMING (0.8%)
    3,000   Las Vegas Sands Corp. (c),(d)                    2.08         5/23/2014          3,002
                                                                                          --------
            GENERAL MERCHANDISE STORES (0.5%)
    2,000   Dollar General Corp. (c)                         2.97         7/07/2014          2,012
                                                                                          --------
            HOUSEWARES & SPECIALTIES (0.2%)
    1,000   Newell Rubbermaid, Inc.                          2.00         6/15/2015          1,014
                                                                                          --------
            Total Consumer Discretionary                                                    12,110
                                                                                          --------
            CONSUMER STAPLES (0.5%)
            -----------------------
            PACKAGED FOODS & MEAT (0.5%)
    1,989   Dean Foods Co. (c)                               1.60         4/02/2014          1,982
                                                                                          --------
            ENERGY (2.0%)
            -------------
            INTEGRATED OIL & GAS (0.5%)
    2,000   Petrobras International Finance Co.              3.88         1/27/2016          2,126
                                                                                          --------
            OIL & GAS REFINING & MARKETING (0.3%)
      550   Valero Energy Corp.                              6.70         1/15/2013            559
      755   Valero Energy Corp. (e)                          4.75         6/15/2013            774
                                                                                          --------
                                                                                             1,333
                                                                                          --------
            OIL & GAS STORAGE & TRANSPORTATION (1.2%)
    1,205   Duke Capital Corp., LLC                          5.50         3/01/2014          1,276
      605   Enterprise Products Operating, LLC               5.65         4/01/2013            619
      550   Kaneb Pipeline Operating Partnership, LP         5.88         6/01/2013            563
    2,000   Rockies Express Pipeline, LLC (a)                6.25         7/15/2013          2,050
                                                                                          --------
                                                                                             4,508
                                                                                          --------
            Total Energy                                                                     7,967
                                                                                          --------
            FINANCIALS (32.0%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    1,000   State Street Bank & Trust Co.                    0.61(b)     12/08/2015            980
                                                                                          --------
            CONSUMER FINANCE (1.6%)
    1,000   Capital One Bank USA, N.A.                       5.13         2/15/2014          1,055
    2,000   Capital One Financial Corp.                      1.61(b)      7/15/2014          2,015
    1,000   Ford Motor Credit Co., LLC                       3.88         1/15/2015          1,046

================================================================================

1  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   2,000   Ford Motor Credit Co., LLC                       2.75%        5/15/2015       $  2,041
                                                                                          --------
                                                                                             6,157
                                                                                          --------
            DIVERSIFIED BANKS (4.9%)
    3,500   Abbey National Treasury Services                 1.75 (b)     4/25/2013          3,490
    2,000   Barclays Bank plc                                5.20         7/10/2014          2,136
      975   HSBC USA, Inc.                                   4.63         4/01/2014          1,023
    2,000   HSBC USA, Inc.                                   2.38         2/13/2015          2,060
    2,000   Lloyds TSB Bank plc                              2.80 (b)     1/24/2014          2,037
    3,000   Societe Generale (a)                             2.50         1/15/2014          3,022
    1,400   SSIF Nevada, LP (a)                              1.16 (b)     4/14/2014          1,407
    2,000   Wachovia Corp.                                   0.79 (b)    10/28/2015          1,962
    2,000   Wells Fargo & Co.                                0.65 (b)    10/28/2015          1,978
                                                                                          --------
                                                                                            19,115
                                                                                          --------
            DIVERSIFIED CAPITAL MARKETS (1.3%)
    1,500   Credit Suisse New York                           5.00         5/15/2013          1,540
    1,000   Credit Suisse New York                           3.50         3/23/2015          1,058
    1,000   Deutsche Bank AG                                 4.88         5/20/2013          1,027
    1,400   UBS AG                                           2.25         8/12/2013          1,418
                                                                                          --------
                                                                                             5,043
                                                                                          --------
            LIFE & HEALTH INSURANCE (4.1%)
    2,067   Lincoln National Corp.                           4.30         6/15/2015          2,210
    1,642   MetLife Global Funding I (a)                     5.13         4/10/2013          1,682
    1,000   MetLife Global Funding I (a)                     1.21 (b)     1/10/2014          1,006
      725   MetLife Global Funding I (a)                     5.13         6/10/2014            778
    1,500   MetLife Institutional Fund (a)                   1.36 (b)     4/04/2014          1,512
    1,000   New York Life Global Funding (a)                 1.30         1/12/2015          1,016
      350   Pricoa Global Funding I (a)                      5.40        10/18/2012            351
      365   Pricoa Global Funding I (a)                      5.30         9/27/2013            381
      850   Principal Life Income Funding Trust              5.30        12/14/2012            858
    2,000   Principal Life Income Funding Trust              5.55         4/27/2015          2,220
      814   Prudential Financial, Inc.                       5.15         1/15/2013            825
    3,000   Prudential Financial, Inc. (a)                   3.00         9/30/2015          3,119
                                                                                          --------
                                                                                            15,958
                                                                                          --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (4.9%)
    2,000   Bank of America Corp.                            2.01 (b)     7/11/2014          2,021
    2,000   Citigroup, Inc.                                  0.53 (b)     3/07/2014          1,981
    1,500   Citigroup, Inc.                                  5.13         5/05/2014          1,586
    1,000   Citigroup, Inc.                                  2.25         8/07/2015          1,016
      900   General Electric Capital Corp.                   1.37 (b)     9/23/2013            907
    1,000   General Electric Capital Corp.                   0.65 (b)     9/15/2014            995
    2,000   General Electric Capital Corp.                   1.49 (b)     7/02/2015          2,016
    1,500   General Electric Capital Corp.                   0.66 (b)     1/08/2016          1,470
    2,565   JPMorgan Chase & Co. (e)                         5.13         9/15/2014          2,754
    2,168   JPMorgan Chase & Co.                             5.25         5/01/2015          2,371
    2,000   Merrill Lynch & Co., Inc.                        0.92 (b)     1/15/2015          1,937
                                                                                          --------
                                                                                            19,054
                                                                                          --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    1,374   CNA Financial Corp.                              5.85        12/15/2014          1,492
                                                                                          --------
            REGIONAL BANKS (5.0%)
    1,000   AmSouth Bank, N.A.                               4.85         4/01/2013          1,016
    2,000   Associated Banc Corp.                            1.88         3/12/2014          2,002
    5,000   Branch Banking & Trust Co.                       0.72 (b)     9/13/2016          4,855
    1,968   Key Bank, N.A.                                   4.95         9/15/2015          2,152
      500   PNC Funding Corp.                                0.65 (b)     1/31/2014            499
    1,500   Regions Financial Corp.                          7.75        11/10/2014          1,673
    1,000   Suntrust Bank                                    0.76 (b)     4/01/2015            974
    3,000   Suntrust Bank                                    0.72 (b)     8/24/2015          2,896
      772   Suntrust Bank                                    5.00         9/01/2015            843
    1,000   Zions Bancorp.                                   3.50         9/15/2015          1,009

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   1,500   Zions Bancorp.                                   6.00%        9/15/2015       $  1,574
                                                                                          --------
                                                                                            19,493
                                                                                          --------
            REITs - DIVERSIFIED (1.4%)
    1,275   Liberty Property, LP                             5.65         8/15/2014          1,364
    2,000   Washington                                       5.25         1/15/2014          2,085
    2,000   Washington REIT                                  5.35         5/01/2015          2,135
                                                                                          --------
                                                                                             5,584
                                                                                          --------
            REITs - OFFICE (2.2%)
      530   CommonWealth                                     5.75         2/15/2014            544
    1,595   Digital Realty Trust, LP                         4.50         7/15/2015          1,708
      500   Duke Realty, LP                                  5.45        10/01/2012            500
    1,250   HRPT Properties Trust                            5.75        11/01/2015          1,332
    1,500   Mack-Cali Realty, LP                             4.60         6/15/2013          1,531
      640   Mack-Cali Realty, LP                             5.13         1/15/2015            679
    2,240   Reckson Operating Partnership, LP                5.88         8/15/2014          2,362
                                                                                          --------
                                                                                             8,656
                                                                                          --------
            REITs - RESIDENTIAL (0.4%)
      500   BRE Properties, Inc.                             7.13         2/15/2013            511
    1,000   UDR, Inc.                                        5.50         4/01/2014          1,056
                                                                                          --------
                                                                                             1,567
                                                                                          --------
            REITs - RETAIL (4.9%)
    1,120   Developers Diversified Realty Corp.              5.50         5/01/2015          1,213
      500   Federal Realty Investment Trust                  5.40        12/01/2013            526
      500   Federal Realty Investment Trust                  5.95         8/15/2014            541
      350   Kimco Realty Corp.                               6.00        11/30/2012            353
    2,450   Kimco Realty Corp.                               4.82         6/01/2014          2,578
      400   Kimco Realty Corp.                               5.58        11/23/2015            442
    4,050   National Retail Properties, Inc.                 6.25         6/15/2014          4,353
      500   Pan Pacific Retail Properties, Inc.              5.25         9/01/2015            544
    2,000   Regency Centers, LP                              5.25         8/01/2015          2,182
      500   Simon Property Group, LP                         5.30         5/30/2013            514
    2,596   Simon Property Group, LP                         4.20         2/01/2015          2,766
    2,200   Weingarten Realty Investors                      5.65         1/15/2013          2,227
    1,000   Weingarten Realty Investors                      4.99         9/03/2013          1,030
                                                                                          --------
                                                                                            19,269
                                                                                          --------
            REITs - SPECIALIZED (0.6%)
      500   Health Care Property Investors, Inc.             5.63         2/28/2013            509
    1,680   Health Care Property Investors, Inc.             5.65        12/15/2013          1,774
                                                                                          --------
                                                                                             2,283
                                                                                          --------
            Total Financials                                                               124,651
                                                                                          --------
            HEALTH CARE (1.6%)
            ------------------
            HEALTH CARE FACILITIES (0.8%)
      160   Community Health Systems, Inc. (c)               2.62         7/25/2014            161
    1,024   HCA, Inc. (c)                                    1.47        11/19/2012          1,025
    2,000   HCA, Inc. (c)                                    2.47        11/18/2013          2,004
                                                                                          --------
                                                                                             3,190
                                                                                          --------
            HEALTH CARE SUPPLIES (0.3%)
    1,000   DENTSPLY International, Inc.                     1.93 (b)     8/15/2013          1,005
                                                                                          --------
            PHARMACEUTICALS (0.5%)
    2,000   Valeant Pharmaceuticals International,
               Inc. (c),(d)                                  4.12         2/13/2019          2,009
                                                                                          --------
            Total Health Care                                                                6,204
                                                                                          --------

================================================================================

3  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            INDUSTRIALS (1.2%)
            ------------------
            INDUSTRIAL MACHINERY (0.2%)
$     750   Stanley Black and Decker (e)                     4.90%       11/01/2012       $    752
                                                                                          --------
            TRUCKING (1.0%)
    1,000   Penske Truck Leasing Co. (a)                     2.50         7/11/2014          1,009
    3,000   Penske Truck Leasing Co. (a)                     3.13         5/11/2015          3,071
                                                                                          --------
                                                                                             4,080
                                                                                          --------
            Total Industrials                                                                4,832
                                                                                          --------
            INFORMATION TECHNOLOGY (1.5%)
            -----------------------------
            COMPUTER HARDWARE (0.7%)
    1,000   Hewlett Packard Co.                              1.25         9/13/2013          1,003
    1,500   Hewlett Packard Co.                              6.13         3/01/2014          1,600
                                                                                          --------
                                                                                             2,603
                                                                                          --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    1,110   Computer Sciences Corp.                          5.00         2/15/2013          1,128
                                                                                          --------
            OFFICE ELECTRONICS (0.5%)
    2,000   Xerox Corp.                                      1.80 (b)     9/13/2013          2,014
                                                                                          --------
            Total Information Technology                                                     5,745
                                                                                          --------
            MATERIALS (1.0%)
            ----------------
            CONSTRUCTION MATERIALS (0.8%)
    3,000   Lafarge North America, Inc.                      6.88         7/15/2013          3,090
       52   Vulcan Materials Co.                             6.30         6/15/2013             53
                                                                                          --------
                                                                                             3,143
                                                                                          --------
            DIVERSIFIED CHEMICALS (0.2%)
      630   Dow Chemical Co.                                 6.00        10/01/2012            630
                                                                                          --------
            Total Materials                                                                  3,773
                                                                                          --------
            TELECOMMUNICATION SERVICES (0.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    1,846   Windstream Corp. (c)                             3.15        12/17/2015          1,849
                                                                                          --------
            UTILITIES (3.7%)
            ----------------
            ELECTRIC UTILITIES (2.1%)
    1,000   Entergy New Orleans, Inc.                        5.25         8/01/2013          1,031
      532   FPL Group Capital, Inc.                          2.55        11/15/2013            541
    2,500   ITC Holdings Corp. (a)                           5.25         7/15/2013          2,567
      710   PPL Energy Supply, LLC                           5.70        10/15/2015            775
    3,186   Trans-Allegheny Interstate Line Co. (a)          4.00         1/15/2015          3,340
                                                                                          --------
                                                                                             8,254
                                                                                          --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
    1,500   AES Corp.                                        7.75         3/01/2014          1,620
      750   Curtis Palmer, Inc. (a)                          5.90         7/15/2014            741
                                                                                          --------
                                                                                             2,361
                                                                                          --------
            MULTI-UTILITIES (1.0%)
    2,000   Alliant Energy Corp.                             4.00        10/15/2014          2,097
    1,500   CMS Energy Corp.                                 2.75         5/15/2014          1,529
                                                                                          --------
                                                                                             3,626
                                                                                          --------
            Total Utilities                                                                 14,241
                                                                                          --------
            Total Corporate Obligations (cost: $181,263)                                   183,354
                                                                                          --------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (15.3%)

            CONSUMER STAPLES (0.5%)
            -----------------------
            BREWERS (0.5%)
$   2,000   SABMiller Holdings, Inc. (a)                     1.85%        1/15/2015       $  2,048
                                                                                          --------
            ENERGY (0.5%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    2,000   Woodside Finance Ltd. (a)                        4.50        11/10/2014          2,122
                                                                                          --------
            FINANCIALS (9.7%)
            -----------------
            CONSUMER FINANCE (0.8%)
    2,000   Daimler Finance N.A., LLC (a)                    1.79 (b)     7/11/2013          2,015
    1,000   Daimler Finance N.A., LLC (a)                    1.65         4/10/2015          1,015
                                                                                          --------
                                                                                             3,030
                                                                                          --------
            DIVERSIFIED BANKS (6.4%)
    1,000   Anz National International Ltd. (a)              2.38        12/21/2012          1,004
    1,000   Anz National International Ltd. (a)              3.13         8/10/2015          1,044
    1,000   Anz National International Ltd. (a)              1.85        10/15/2015          1,012
    1,500   Bank of Tokyo-Mitsubishi, Ltd. (a)               2.60         1/22/2013          1,507
      970   Commonwealth Bank of Australia (a)               3.75        10/15/2014          1,024
    1,500   Commonwealth Bank of Australia                   1.95         3/16/2015          1,534
    1,500   Groupe BPCE S.A. (a)                             2.19 (b)     2/07/2014          1,511
    1,500   National Australia Bank Ltd. (a)                 1.18 (b)     4/11/2014          1,510
    1,000   National Australia Bank Ltd. (a)                 1.40 (b)     7/25/2014          1,011
    1,000   Nordea Bank AB (a)                               1.36 (b)     1/14/2014          1,006
    1,000   Nordea Bank AB (a)                               2.25         3/20/2015          1,019
    1,950   Rabobank Group (a)                               3.20         3/11/2015          2,043
    3,000   Santander Holdings USA, Inc.                     3.00         9/24/2015          3,037
    1,000   Standard Chartered plc (a)                       1.39 (b)     5/12/2014          1,001
    1,000   Sumitomo Mitsui Banking Corp. (a)                1.40 (b)     7/22/2014          1,009
    1,500   Westpac Banking Corp.                            2.10         8/02/2013          1,521
    1,000   Westpac Banking Corp. (a)                        1.70 (b)     1/30/2014          1,012
    2,000   Westpac Banking Corp. (a)                        1.09 (b)     3/31/2014          2,012
                                                                                          --------
                                                                                            24,817
                                                                                          --------
            DIVERSIFIED CAPITAL MARKETS (0.5%)
    2,000   UBS AG London (a)                                1.88         1/23/2015          2,042
                                                                                          --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    2,000   ING Bank N.V. (a)                                1.44 (b)     3/15/2013          2,007
      300   ING Bank N.V. (a)                                1.78 (b)    10/18/2013            302
    2,000   ING Bank N.V. (a)                                2.00         9/25/2015          2,004
      700   Santander U.S. Debt S.A. (a)                     2.49         1/18/2013            697
                                                                                          --------
                                                                                             5,010
                                                                                          --------
            REITs - RETAIL (0.7%)
    1,000   WEA Finance (a)                                  5.40        10/01/2012          1,000
    1,660   WEA Finance (a)                                  7.50         6/02/2014          1,830
                                                                                          --------
                                                                                             2,830
                                                                                          --------
            Total Financials                                                                37,729
                                                                                          --------
            INDUSTRIALS (0.8%)
            ------------------
            AIRPORT SERVICES (0.8%)
    3,000   BAA Funding Ltd. (a)                             2.50         6/25/2015          3,063
                                                                                          --------

================================================================================

5  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            MATERIALS (3.7%)
            DIVERSIFIED METALS & MINING (1.3%)
$   1,250   Anglo American Capital (a)                       2.15%        9/27/2013       $  1,258
    2,000   Glencore Funding, LLC (a)                        6.00         4/15/2014          2,103
    1,750   Xstrata plc (a)                                  2.85        11/10/2014          1,800
                                                                                          --------
                                                                                             5,161
                                                                                          --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
    3,000   Yara International ASA (a)                       5.25        12/15/2014          3,237
                                                                                          --------
            METAL & GLASS CONTAINERS (0.5%)
    1,955   Rexam plc (a)                                    6.75         6/01/2013          1,994
                                                                                          --------
            STEEL (1.0%)
    2,000   ArcelorMittal                                    4.00         2/25/2015          2,000
    2,000   ArcelorMittal                                    4.00         3/01/2016          1,976
                                                                                          --------
                                                                                             3,976
                                                                                          --------
            Total Materials                                                                 14,368
                                                                                          --------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      300   Telecom Italia Capital                           5.25        11/15/2013            310
                                                                                          --------
            Total Eurodollar and Yankee Obligations (cost: $58,997)                         59,640
                                                                                          --------
            ASSET-BACKED SECURITIES (6.2%)

            FINANCIALS (6.2%)
            -----------------
            ASSET-BACKED FINANCING (6.2%)
    2,000   AmeriCredit Automobile Receivables Trust         4.26         2/08/2017          2,133
    2,000   AmeriCredit Automobile Receivables Trust         4.00         5/08/2017          2,077
    1,730   Arkle Finance Trust Ltd. (a)                     1.58 (b)     5/17/2060          1,736
    3,500   Arran Residential Mortgages Funding plc (a)      1.88 (b)    11/19/2047          3,574
      328   CIT Equipment Collateral (a)                     3.88         9/16/2013            329
    1,000   CIT Equipment Collateral (a)                     4.86         3/17/2014          1,018
    1,913   Enterprise Fleet Financing, LLC (a)              1.62         5/20/2017          1,925
      239   GE Equipment Midticket, LLC (a)                  0.94         7/14/2014            239
    2,000   Gracechurch Mortgage Financing plc (a)           1.98 (b)    11/20/2056          2,043
    1,000   Holmes Master Issuer plc (a)                     1.87 (b)    10/15/2054          1,011
    1,500   Holmes Master Issuer plc (a)                     2.01 (b)    10/21/2054          1,531
    1,000   MBNA Credit Card Master Note Trust               0.64 (b)     7/15/2015          1,000
    2,000   Permanent Master Issuer plc (a)                  1.87 (b)     7/15/2042          2,028
    1,330   Santander Drive Auto Receivables Trust           2.35        11/16/2015          1,351
      365   Santander Drive Auto Receivables Trust (a)       1.48         5/15/2017            367
      624   SLC Student Loan Trust                           0.58 (b)     1/15/2019            623
    1,119   Volvo Financial Equipment, LLC (a)               2.99         5/15/2017          1,121
                                                                                          --------
                                                                                            24,106
                                                                                          --------
            Total Financials                                                                24,106
                                                                                          --------
            Total Asset-Backed Securities (cost: $23,882)                                   24,106
                                                                                          --------
            COMMERCIAL MORTGAGE SECURITIES (12.8%)

            FINANCIALS (12.8%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (12.8%)
      246   Banc of America Commercial Mortgage, Inc.        4.50         7/10/2043            246
    1,975   Banc of America Commercial Mortgage, Inc.        5.60         7/10/2046          1,999
    2,275   Banc of America Commercial Mortgage, Inc.        5.62         2/10/2051          2,417
    2,749   Banc of America Commercial Mortgage, Inc.        6.02         2/10/2051          2,768

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                             RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------
$     705   Bear Stearns Commercial Mortgage Securities, Inc.    5.71%      9/11/2038     $    717
      984   Bear Stearns Commercial Mortgage Securities, Inc.    5.46       3/11/2039        1,034
    1,000   Chase Commercial Mortgage Securities Corp. (a)       6.56       5/18/2030        1,028
    2,754   Citigroup Commercial Mortgage Trust                  5.92       3/15/2049        2,840
       17   Citigroup Deutsche Bank Commercial Mortgage Trust    5.27       7/15/2044           17
    2,635   Citigroup Deutsche Bank Commercial Mortgage Trust    5.28      12/11/2049        2,779
    1,478   Credit Suisse First Boston Mortgage Securities
               Corp.                                             4.83       4/15/2037        1,605
    2,257   Credit Suisse First Boston Mortgage Securities
               Corp.                                             5.10       8/15/2038        2,332
    1,735   GE Capital Commercial Mortgage Corp.                 5.33      11/10/2045        1,746
    1,871   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  4.65       1/12/2037        1,917
    1,429   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.20       8/12/2037        1,477
    1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.12       7/15/2041        1,065
    1,608   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.45      12/12/2043        1,615
    1,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.37      12/15/2044        1,553
      850   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.88       4/15/2045          904
    1,921   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.58       5/12/2045        1,974
    1,163   LB-UBS Commercial Mortgage Trust                     5.17      11/15/2030        1,217
    1,100   LB-UBS Commercial Mortgage Trust                     4.57       1/15/2031        1,154
      689   LB-UBS Commercial Mortgage Trust                     5.08       2/15/2031          689
    1,414   LB-UBS Commercial Mortgage Trust                     5.35       2/15/2040        1,502
    1,883   LB-UBS Commercial Mortgage Trust                     5.40       2/15/2040        1,987
    1,027   Merrill Lynch Mortgage Trust                         5.24      11/12/2037        1,043
    1,037   Merrill Lynch Mortgage Trust                         5.61       5/12/2039        1,043
    1,039   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                    6.13       8/12/2049        1,090
    1,619   Morgan Stanley Capital I, Inc.                       4.97       8/13/2042        1,684
      157   Morgan Stanley Capital I, Inc.                       5.18       9/15/2042          159
    1,530   Morgan Stanley Capital I, Inc.                       5.33       3/15/2044        1,586
      429   Morgan Stanley Capital I, Inc.                       5.62      12/12/2049          429
      260   Morgan Stanley Capital I, Inc.                       4.51       7/15/2056          268
      183   Wachovia Bank Commercial Mortgage Trust (a)          4.24      10/15/2035          184
      304   Wachovia Bank Commercial Mortgage Trust              5.46      12/15/2044          304
      884   Wachovia Bank Commercial Mortgage Trust              5.58       3/15/2045          908
      348   Wachovia Bank Commercial Mortgage Trust              5.94       6/15/2045          352
    2,000   Wachovia Bank Commercial Mortgage Trust              5.31      11/15/2048        2,097
                                                                                          --------
                                                                                            49,729
                                                                                          --------
            Total Financials                                                                49,729
                                                                                          --------
            Total Commercial Mortgage Securities (cost: $49,469)                            49,729
                                                                                          --------
            MUNICIPAL BONDS (8.9%)

            AGRICULTURAL PRODUCTS (0.5%)
    2,000   Washington County                                    1.38       9/01/2030        2,002
                                                                                          --------
            AIRPORT/PORT (1.1%)
    1,000   Chicago Midway Airport (e)                           3.53       1/01/2041        1,024
    1,500   Greater Orlando Aviation Auth.                       4.50      10/01/2013        1,562

================================================================================

7  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   1,500   Houston Airport System                           5.00%        7/01/2013       $  1,553
                                                                                          --------
                                                                                             4,139
                                                                                          --------
            EDUCATION (0.5%)
    1,000   New Jersey EDA                                   3.10         9/01/2013          1,025
      855   Pinellas County Educational Facilities Auth.     5.00        10/01/2014            918
                                                                                          --------
            Total Education                                                                  1,943
                                                                                          --------
            ELECTRIC UTILITIES (1.4%)
    2,300   Air Quality Dev. Auth.                           2.25        12/01/2023          2,315
    1,000   Mississippi Business Finance Corp.               2.25        12/01/2040          1,005
    1,000   Navajo County                                    5.50         6/01/2034          1,069
      500   West Virginia EDA                                4.85         5/01/2019            515
      500   West Virginia EDA                                2.25 (b)     1/01/2041            504
                                                                                          --------
                                                                                             5,408
                                                                                          --------
            ELECTRIC/GAS UTILITIES (0.6%)
    1,000   San Antonio Electric and Gas Systems             1.15        12/01/2027          1,002
    1,500   South Carolina Public Service Auth.              0.93 (b)     6/02/2014          1,502
                                                                                          --------
                                                                                             2,504
                                                                                          --------
            ENVIRONMENTAL & FACILITIES SERVICES (1.7%)
    1,000   California Pollution Control Financing Auth.     2.63        12/01/2027          1,033
    2,000   Maricopa County IDA                              2.63        12/01/2031          2,060
    1,500   New Jersey EDA                                   2.20        11/01/2013          1,525
    2,000   South Carolina Jobs EDA                          2.25        11/01/2016          2,041
                                                                                          --------
                                                                                             6,659
                                                                                          --------
            GENERAL OBLIGATION (0.8%)
    1,760   Illinois State                                   4.42         4/01/2015          1,844
    1,359   Newark                                           3.50        12/13/2012          1,362
                                                                                          --------
                                                                                             3,206
                                                                                          --------
            INTEGRATED OIL & GAS (0.4%)
    1,500   Whiting Environmental Facilities                 2.80         6/01/2044          1,555
                                                                                          --------
            MULTI-LINE INSURANCE (0.5%)
    2,000   Irvine Ranch Water District Joint Power Agency   2.39         3/15/2014          2,005
                                                                                          --------
            PAPER PRODUCTS (0.2%)
      660   Savannah EDA                                     5.10         8/01/2014            708
                                                                                          --------
            TOLL ROADS (1.2%)
    2,500   North Texas Tollway Auth.                        2.31         9/01/2013          2,541
    2,000   North Texas Tollway Auth.                        2.44         9/01/2013          2,030
                                                                                          --------
                                                                                             4,571
                                                                                          --------
            Total Municipal Bonds (cost: $34,185)                                           34,700
                                                                                          --------
            MONEY MARKET INSTRUMENTS (10.8%)

            VARIABLE-RATE DEMAND NOTES (10.8%)

            CONSUMER DISCRETIONARY (1.3%)
            -----------------------------
            EDUCATION SERVICES (1.0%)
    4,000   Frisch School (LOC - Sovereign Bank)             0.98         5/01/2036          4,000
                                                                                          --------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            HOME IMPROVEMENT RETAIL (0.3%)
$   1,100   Savannah EDA (LOC - SunTrust Bank)               0.49%        8/01/2025       $  1,100
                                                                                          --------
            Total Consumer Discretionary                                                     5,100
                                                                                          --------
            CONSUMER STAPLES (0.4%)
            -----------------------
            PACKAGED FOODS & MEAT (0.4%)
    1,385   South Carolina Jobs EDA (LOC - California
               Bank & Trust)                                 0.88        12/01/2029          1,385
                                                                                          --------
            FINANCIALS (0.2%)
            -----------------
            REAL ESTATE OPERATING COMPANIES (0.2%)
      950   Indianapolis (LOC - RBS Citizens, N.A.)          0.46        11/01/2042            950
                                                                                          --------
            HEALTH CARE (0.4%)
            ------------------
            HEALTH CARE FACILITIES (0.4%)
    1,500   Wisconsin Health and Educational Facilities
               Auth. (LOC - KBC Bank N.V.)                   0.61         3/01/2038          1,500
                                                                                          --------
            INDUSTRIALS (2.1%)
            ------------------
            AIRPORT SERVICES (1.3%)
    5,130   Metropolitan Nashville Airport Auth. (LOC -
               Regions Bank)(e)                              2.12         4/01/2030          5,130
                                                                                          --------
            BUILDING PRODUCTS (0.8%)
    1,600   New Hampshire Business Finance Auth. (LOC -
               Sovereign Bank)                               1.95        11/01/2019          1,600
    1,400   Union County (LOC - SunTrust Bank)               0.84        10/01/2027          1,400
                                                                                          --------
                                                                                             3,000
                                                                                          --------
            Total Industrials                                                                8,130
                                                                                          --------
            MATERIALS (1.0%)
            ----------------
            PAPER PACKAGING (0.1%)
      500   Village of Addison (LOC - RBS Citizens, N.A.)    1.25         7/01/2021            500
                                                                                          --------
            STEEL (0.9%)
    3,500   Indiana Finance Auth. (LOC - Banco Bilbao
               Vizcaya Argentaria S.A.)                      0.85         8/01/2030          3,500
                                                                                          --------
            Total Materials                                                                  4,000
                                                                                          --------
            MUNICIPAL BONDS (4.6%)
            ----------------------
            AIRPORT/PORT (0.3%)
    1,000   Clark County (LOC - Landesbank Baden-
               Wurttemberg)                                  0.65         7/01/2029          1,000
                                                                                          --------
            GENERAL OBLIGATION (1.1%)
    4,500   Illinois State (LIQ)                             2.00        10/01/2033          4,500
                                                                                          --------
            HOSPITAL (0.2%)
      770   Albany IDA (LOC - RBS Citizens, N.A.)            0.87         5/01/2035            770
                                                                                          --------
            MULTIFAMILY HOUSING (2.7%)
    3,000   Dallas Housing Finance Corp. (LIQ)(LOC -
               Citigroup, Inc.)(a)                           1.25         9/01/2019          3,000
    5,000   New York Housing Finance Agency (LOC -
               Landesbank Baden-Wurttemberg)                 0.48        11/01/2041          5,000
      500   Phoenix IDA (LOC - Bank of America, N.A.)        0.51         4/01/2033            500
    1,990   Southeast Texas Housing Finance Corp.
               (LIQ)(LOC - Citigroup, Inc.)(a)               1.50         6/01/2019          1,990
                                                                                          --------
                                                                                            10,490
                                                                                          --------

================================================================================

9  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            SOLID WASTE DISPOSAL (0.3%)
$   1,055   Marion County IDA (LOC - SunTrust Bank)          0.49%       10/01/2026       $  1,055
                                                                                          --------
            Total Municipal Bonds                                                           17,815
                                                                                          --------
            UTILITIES (0.8%)
            ----------------
            ELECTRIC UTILITIES (0.8%)
    3,000   Indiana Dev. Finance Auth.                       0.50        12/01/2038          3,000
                                                                                          --------
            Total Variable-Rate Demand Notes                                                41,880
                                                                                          --------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.0%)
  139,332   State Street Institutional Liquid Reserve Fund, 0.21%(f)                           139
                                                                                          --------
            Total Money Market Instruments
            (cost: $42,019)                                                                 42,019
                                                                                          --------

            TOTAL INVESTMENTS (COST: $389,815)                                            $393,548
                                                                                          ========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)         (LEVEL 2)
                                         QUOTED PRICES         OTHER           (LEVEL 3)
                                           IN ACTIVE        SIGNIFICANT       SIGNIFICANT
                                            MARKETS         OBSERVABLE       UNOBSERVABLE
                                         FOR IDENTICAL         INPUTS            INPUTS
ASSETS                                      ASSETS                                                   TOTAL
----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                  $          --      $   183,354      $         --     $    183,354
  Eurodollar And Yankee Obligations                 --           59,640                --           59,640
  Asset-Backed Securities                           --           24,106                --           24,106
  Commercial Mortgage Securities                    --           49,729                --           49,729
  Municipal Bonds                                   --           34,700                --           34,700
Money Market Instruments:
  Variable-Rate Demand Notes                        --           41,880                --           41,880
  Money Market Funds                               139               --                --              139
----------------------------------------------------------------------------------------------------------
Total                                    $         139      $   393,409      $         --     $    393,548
----------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

11  | USAA Ultra Short-Term Bond Fund

================================================================================

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of September 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2012, were $3,947,000 and $214,000, respectively, resulting in net unrealized appreciation of $3,733,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $389,216,000 at September 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.8% of net assets at September 30, 2012.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA     Economic Development Authority
IDA     Industrial Development Authority/Agency
REIT    Real estate investment trust

================================================================================

13  | USAA Ultra Short-Term Bond Fund

================================================================================

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc. or DEPFA Bank plc.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2012.

(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) At September 30, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $5,011,000.

(e) At September 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(f) Rate represents the money market fund annualized seven-day yield at September 30, 2012.

================================================================================

                                         Notes to Portfolio of Investments |  14


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     11/26/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.